All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 69.7%
Equity Real Estate Investment Trusts (REITs) – 25.8%
Data Center REITs – 2.8%
Digital Realty Trust, Inc.	53,360	$7,494,946
Equinix, Inc.	15,950	13,234,831

		20,729,777

Diversified REITs – 1.8%
Alexander & Baldwin, Inc.	66,780	1,156,630
Essential Properties Realty Trust, Inc.	109,670	2,731,880
KDX Realty Investment Corp.	1,154	1,251,792
Land Securities Group PLC	323,140	2,724,297
LXI REIT PLC(a) (b)	379,120	505,632
Merlin Properties Socimi SA	180,980	1,842,959
Sekisui House Reit, Inc.	1,485	789,854
Stockland	799,550	2,361,159

		13,364,203

Health Care REITs – 1.8%
Physicians Realty Trust	50,990	624,118
Ventas, Inc.	115,070	5,338,097
Welltower, Inc.	86,000	7,439,860

		13,402,075

Hotel & Resort REITs – 1.0%
Invincible Investment Corp.	950	390,546
Japan Hotel REIT Investment Corp.	3,538	1,818,172
Park Hotels & Resorts, Inc.	140,310	2,115,875
RLJ Lodging Trust	151,870	1,758,655
Ryman Hospitality Properties, Inc.	15,510	1,704,549

		7,787,797

Industrial REITs – 5.6%
CapitaLand Ascendas REIT	1,069,100	2,316,982
Centuria Industrial REIT(a)	677,780	1,435,844
Dream Industrial Real Estate Investment Trust	201,004	2,006,377
LondonMetric Property PLC	803,770	1,963,927
Mapletree Logistics Trust	1,329,963	1,529,292
Mitsui Fudosan Logistics Park, Inc.(a)	475	1,424,017
Nippon Prologis REIT, Inc.	942	1,676,008
Plymouth Industrial REIT, Inc.	87,146	1,929,413
Prologis, Inc.	150,741	19,097,377
Rexford Industrial Realty, Inc.	74,960	3,942,146
STAG Industrial, Inc.	61,490	2,271,441
Tritax Big Box REIT PLC	1,033,730	2,164,204

		41,757,028

Multi-Family Residential REITs – 2.6%
Apartment Income REIT Corp.	88,370	2,888,815
AvalonBay Communities, Inc.	26,730	4,784,937
Comforia Residential REIT, Inc.(a)	358	750,307
Equity Residential	102,940	6,195,959
Killam Apartment Real Estate Investment Trust	195,730	2,726,783
UNITE Group PLC (The)	164,480	2,101,369

		19,448,170

Company	Shares	U.S. $ Value

Office REITs – 1.9%
Alexandria Real Estate Equities, Inc.	35,740	$4,320,966
Boston Properties, Inc.	55,480	3,689,420
COPT Defense Properties	56,450	1,329,962
Daiwa Office Investment Corp.	274	1,168,065
Dexus	260,400	1,317,797
Japan Real Estate Investment Corp.	190	728,373
Nippon Building Fund, Inc.	430	1,739,827

		14,294,410

Other Specialized REITs – 0.7%
VICI Properties, Inc.	173,890	5,237,567

Retail REITs – 4.8%
Acadia Realty Trust	129,970	2,217,288
AEON REIT Investment Corp.(a)	474	446,642
Brixmor Property Group, Inc.	146,630	3,290,377
CapitaLand Integrated Commercial Trust	1,019,160	1,519,329
Crombie Real Estate Investment Trust	94,800	958,260
Frasers Centrepoint Trust	645,600	1,104,248
Japan Metropolitan Fund Invest	982	666,624
Kite Realty Group Trust	114,290	2,445,806
Klepierre SA	78,600	2,035,007
Link REIT	710,060	3,561,435
NETSTREIT Corp.	117,346	2,132,177
Phillips Edison & Co., Inc.	49,380	1,713,980
Realty Income Corp.	90,470	4,920,663
Simon Property Group, Inc.	44,054	6,106,325
Vicinity Ltd.	1,874,760	2,488,568

		35,606,729

Self-Storage REITs – 1.5%
Extra Space Storage, Inc.	36,360	5,251,838
Public Storage	21,530	6,097,081

		11,348,919

Single-Family Residential REITs – 1.3%
American Homes 4 Rent - Class A	59,640	2,090,382
Equity LifeStyle Properties, Inc.	15,170	1,026,857
Invitation Homes, Inc.	91,850	3,024,621
Sun Communities, Inc.	26,427	3,312,624

		9,454,484

		192,431,159

Energy – 9.9%
Coal & Consumable Fuels – 0.3%
Cameco Corp.	38,897	1,857,250
Paladin Energy Ltd.(c)	285,879	239,518
Uranium Energy Corp.(c)	69,977	534,624

		2,631,392

Integrated Oil & Gas – 6.2%
Chevron Corp.	33,483	4,936,399
Eni SpA	272,376	4,342,038
Exxon Mobil Corp.	121,050	12,445,151
Gazprom PJSC(c) (d) (e)	818,956	0
Imperial Oil Ltd.	18,928	1,091,797

Company	Shares	U.S. $ Value

LUKOIL PJSC(d) (e) (f)	20,541	$0
Repsol SA	245,196	3,621,123
Shell PLC	419,671	13,010,769
TotalEnergies SE	107,078	6,946,748

		46,394,025

Oil & Gas Equipment & Services – 0.4%
Saipem SpA(c)	739,844	1,061,246
Vallourec SACA(c)	113,442	1,622,923

		2,684,169

Oil & Gas Exploration & Production – 2.4%
ConocoPhillips	53,312	5,964,014
Coterra Energy, Inc.	41,762	1,039,039
Enerplus Corp.	73,867	1,072,471
EOG Resources, Inc.	43,500	4,949,865
Hess Corp.	22,476	3,158,552
Woodside Energy Group Ltd.	80,489	1,683,525

		17,867,466

Oil & Gas Refining & Marketing – 0.6%
Ampol Ltd.	42,507	1,005,396
Cosan SA	69,300	255,553
HF Sinclair Corp.	16,685	942,536
Neste Oyj	4,319	148,895
Parkland Corp.	35,034	1,195,552
REX American Resources Corp.(c)	17,485	723,704

		4,271,636

		73,848,688

Materials – 7.3%
Aluminum – 0.2%
Norsk Hydro ASA	257,962	1,511,787

Commodity Chemicals – 0.5%
Corteva, Inc.	46,373	2,109,044
Enchem Co., Ltd.(c)	3,803	461,217
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	89,300	232,413
LG Chem Ltd.	1,038	336,608
Mitsubishi Chemical Group Corp.	73,200	441,377

		3,580,659

Construction Materials – 0.2%
GCC SAB de CV	112,207	1,302,948

Copper – 0.5%
Antofagasta PLC	104,534	2,278,344
Capstone Mining Corp.(c)	286,537	1,410,893

		3,689,237

Diversified Chemicals – 0.1%
BASF SE	5,431	259,624
Sumitomo Chemical Co., Ltd.	177,100	416,996

		676,620

Company	Shares	U.S. $ Value

Diversified Metals & Mining – 2.1%
Anglo American PLC	84,001	$2,002,389
CMOC Group Ltd. - Class H	375,000	205,408
Glencore PLC	717,239	3,794,882
MMC Norilsk Nickel PJSC (ADR)(c) (d) (e)	66,074	0
Rio Tinto PLC	106,047	7,340,511
Teck Resources Ltd. - Class B	53,827	2,153,618

		15,496,808

Fertilizers & Agricultural Chemicals – 0.6%
CF Industries Holdings, Inc.	35,393	2,672,525
FMC Corp.	8,137	457,300
Nutrien Ltd.	23,531	1,173,491

		4,303,316

Gold – 0.8%
Agnico Eagle Mines Ltd.	41,291	2,029,461
Barrick Gold Corp.	121,137	1,889,737
Endeavour Mining PLC	105,643	1,876,632

		5,795,830

Industrial Gases – 0.2%
Air Liquide SA	2,986	558,780
Air Products and Chemicals, Inc.	2,380	608,590
Linde PLC	1,324	535,995

		1,703,365

Specialty Chemicals – 0.7%
Albemarle Corp.(a)	4,609	528,837
CNGR Advanced Material Co., Ltd. - Class A	61,300	371,754
DSM-Firmenich AG	1,973	208,606
Ecolab, Inc.	2,674	530,040
Ganfeng Lithium Group Co., Ltd - Class A	102,780	487,578
Givaudan SA (REG)	81	336,841
Johnson Matthey PLC	20,176	416,008
Novozymes A/S - Class B	5,740	294,122
Shanghai Putailai New Energy Technology Co., Ltd. - Class A	103,319	236,789
Sherwin-Williams Co. (The)	4,340	1,321,009
SK IE Technology Co., Ltd.(b) (c)	3,817	211,565
Symrise AG	2,094	216,046
Umicore SA	11,461	260,697
Wacker Chemie AG	2,551	276,581

		5,696,473

Steel – 1.4%
APERAM SA	38,757	1,194,341
ArcelorMittal SA	116,917	3,219,896
BlueScope Steel Ltd.	38,533	588,334
Fortescue Ltd.	60,820	1,175,453
Schnitzer Steel Industries, Inc. - Class A	23,150	609,539
Sims Ltd.	38,048	356,382
Steel Dynamics, Inc.	10,516	1,269,176

Company	Shares	U.S. $ Value

Vale SA (Sponsored ADR)	148,799	$2,037,058

		10,450,179

		54,207,222

Real Estate Management & Development – 4.5%
Diversified Real Estate Activities – 1.5%
City Developments Ltd.	113,700	516,060
Daito Trust Construction Co., Ltd.	5,800	659,753
Mitsui Fudosan Co., Ltd.	282,200	7,084,283
Sumitomo Realty & Development Co., Ltd.	82,100	2,581,974

		10,842,070

Real Estate Development – 0.6%
CK Asset Holdings Ltd.	609,000	2,748,015
Sino Land Co., Ltd.	1,382,000	1,443,587

		4,191,602

Real Estate Operating Companies – 2.0%
Capitaland Investment Ltd./Singapore(a)	389,700	855,504
Castellum AB(c)	160,940	2,071,923
CTP NV(b)	80,699	1,377,055
Fastighets AB Balder - Class B(c)	184,140	1,222,191
LEG Immobilien SE(c)	18,170	1,507,740
PSP Swiss Property AG (REG)	18,560	2,470,281
Shurgard Self Storage Ltd.	25,900	1,201,290
TAG Immobilien AG(c)	111,500	1,560,647
Vonovia SE	76,074	2,369,884
Wihlborgs Fastigheter AB	64,340	575,177

		15,211,692

Real Estate Services – 0.4%
Stem, Inc.(a) (c)	158,709	469,779
Unibail-Rodamco-Westfield(c)	35,950	2,574,189

		3,043,968

		33,289,332

Capital Goods – 4.1%
Aerospace & Defense – 0.2%
BAE Systems PLC	19,453	289,781
Rheinmetall AG	2,588	906,242

		1,196,023

Agricultural & Farm Machinery – 0.2%
AGCO Corp.	5,642	690,186
CNH Industrial NV	11,769	139,873
Deere & Co.	1,332	524,248

		1,354,307

Building Products – 0.7%
A O Smith Corp.	8,458	656,425
Advanced Drainage Systems, Inc.	5,282	688,879
Builders FirstSource, Inc.(c)	7,317	1,271,183
Kingspan Group PLC	3,444	279,710

Company	Shares	U.S. $ Value

Lennox International, Inc.	1,402	$600,280
Masco Corp.	17,583	1,183,160
Nibe Industrier AB - Class B(a)	10,320	61,664
Owens Corning	5,076	769,166

		5,510,467

Construction & Engineering – 0.1%
MasTec, Inc.(c)	8,501	558,261
Quanta Services, Inc.	2,901	562,939

		1,121,200

Construction Machinery & Heavy Transportation Equipment – 0.3%
Alstom SA	13,043	164,477
Cummins, Inc.	3,189	763,128
Volvo AB - Class B	52,059	1,247,611

		2,175,216

Electrical Components & Equipment – 1.4%
ABB Ltd. (REG)	8,908	376,914
Acuity Brands, Inc.	5,120	1,219,379
Array Technologies, Inc.(c)	50,173	664,291
Contemporary Amperex Technology Co., Ltd. - Class A	14,160	299,247
Doosan Fuel Cell Co., Ltd.(c)	13,832	213,916
Ecopro BM Co., Ltd.(c)	2,093	332,226
Eve Energy Co., Ltd. - Class A	61,900	300,393
Fluence Energy, Inc.(c)	32,581	647,385
FuelCell Energy, Inc.(c)	380,709	456,851
GoodWe Technologies Co., Ltd. - Class A	19,043	247,419
Gotion High-tech Co., Ltd. - Class A(c)	48,000	124,958
GS Yuasa Corp.	43,600	628,832
Legrand SA	3,194	309,548
Nexans SA	3,719	338,497
NEXTracker, Inc. - Class A(c)	16,009	724,727
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	90,578	358,968
Plug Power, Inc.(a) (c)	137,520	611,964
Prysmian SpA	15,254	671,326
Schneider Electric SE	1,577	309,802
Signify NV(b)	11,725	351,570
Sungrow Power Supply Co., Ltd. - Class A	38,000	414,986
SunPower Corp.(a) (c)	134,515	407,580
Sunrun, Inc.(c)	34,973	506,409

		10,517,188

Heavy Electrical Equipment – 0.4%
Bloom Energy Corp. - Class A(a) (c)	48,051	543,937
BWX Technologies, Inc.	8,146	663,736
Goldwind Science & Technology Co., Ltd. - Class A	433,100	420,999
NARI Technology Co., Ltd. - Class A	122,070	357,048
NEL ASA(c)	61,252	30,580
Nordex SE(c)	14,151	144,387
Siemens Energy AG(c)	10,237	152,091

Company	Shares	U.S. $ Value

Titan Wind Energy Suzhou Co., Ltd. - Class A(c)	214,500	$266,649
Vestas Wind Systems A/S(c)	8,432	237,740

		2,817,167

Industrial Conglomerates – 0.3%
DCC PLC	12,241	889,912
General Electric Co.	5,027	665,676
Hitachi Ltd.	2,600	204,231
Siemens AG (REG)	1,858	332,626

		2,092,445

Industrial Machinery & Supplies & Components – 0.3%
Chart Industries, Inc.(a) (c)	4,040	471,549
Energy Recovery, Inc.(c)	29,505	457,623
McPhy Energy SA(c)	4,666	13,764
NGK Insulators Ltd.	27,000	337,304
Snap-on, Inc.	778	225,565
Xylem, Inc./NY	4,466	502,157

		2,007,962

Trading Companies & Distributors – 0.2%
Brenntag SE	3,386	299,356
Fastenal Co.	18,680	1,274,537

		1,573,893

		30,365,868

Software & Services – 2.0%
Application Software – 0.9%
Autodesk, Inc.(c)	5,274	1,338,594
Cadence Design Systems, Inc.(c)	4,782	1,379,416
Constellation Software, Inc./Canada(a)	86	237,691
DocuSign, Inc.(c)	5,816	354,311
Dropbox, Inc. - Class A(c)	37,497	1,187,905
Manhattan Associates, Inc.(c)	5,467	1,326,075
Salesforce, Inc.(c)	1,425	400,553
Synopsys, Inc.(c)	520	277,342

		6,501,887

Internet Services & Infrastructure – 0.1%
VeriSign, Inc.(c)	5,851	1,163,647

Systems Software – 1.0%
Microsoft Corp.	14,854	5,905,654
ServiceNow, Inc.(c)	2,028	1,552,231

		7,457,885

		15,123,419

Utilities – 1.7%
Electric Utilities – 0.4%
Elia Group SA/NV	1,569	188,916
Enel SpA	132,300	902,733
Iberdrola SA(c)	49,380	594,579

Company	Shares	U.S. $ Value

Orsted AS	950	$53,546
Redeia Corp. SA	19,052	317,028
SSE PLC	13,934	296,765
Terna - Rete Elettrica Nazionale	40,222	339,154
Verbund AG	7,419	603,301

		3,296,022

Gas Utilities – 0.2%
APA Group	214,300	1,185,313

Independent Power Producers & Energy Traders – 0.2%
ERG SpA(a)	9,733	285,396
Vistra Corp.	30,095	1,234,798

		1,520,194

Multi-Utilities – 0.2%
E.ON SE	22,961	310,646
National Grid PLC	22,490	299,547
Public Service Enterprise Group, Inc.	20,562	1,192,390

		1,802,583

Renewable Electricity – 0.7%
Altus Power, Inc.(c)	98,434	530,559
Boralex, Inc. - Class A(a)	22,803	550,040
Brookfield Renewable Corp. - Class A(a)	22,703	634,255
China Longyuan Power Group Corp., Ltd. - Class H	598,000	360,720
Corp. ACCIONA Energias Renovables SA	7,574	196,811
EDP Renovaveis SA(a)	9,894	160,216
Encavis AG(c)	17,149	238,754
Neoen SA(b)	8,196	236,971
NextEra Energy Partners LP	23,317	696,013
Ormat Technologies, Inc.	8,808	569,702
RENOVA, Inc.(c)	22,500	193,310
Solaria Energia y Medio Ambiente SA(a) (c)	17,221	254,253
Sunnova Energy International, Inc.(a) (c)	44,364	466,709

		5,088,313

		12,892,425

Semiconductors & Semiconductor Equipment – 1.6%
Semiconductor Materials & Equipment – 0.6%
Applied Materials, Inc.	1,886	309,870
BE Semiconductor Industries NV(a)	8,111	1,218,907
Enphase Energy, Inc.(c)	5,551	578,026
GCL Technology Holdings Ltd.	2,717,000	312,626
KLA Corp.	2,364	1,404,310
SolarEdge Technologies, Inc.(a) (c)	6,690	444,885
Xinyi Solar Holdings Ltd.	1,122,000	515,157

		4,783,781

Semiconductors – 1.0%
Broadcom, Inc.	623	735,140
First Solar, Inc.(c)	4,019	587,980
JA Solar Technology Co., Ltd. - Class A	195,500	465,489

Company	Shares	U.S. $ Value

LONGi Green Energy Technology Co., Ltd. - Class A	205,132	$553,006
Maxeon Solar Technologies Ltd.(a) (c)	8,763	39,696
NVIDIA Corp.	5,825	3,583,948
Shanghai Aiko Solar Energy Co., Ltd. - Class A	204,500	394,238
Universal Display Corp.	3,474	589,781
Wolfspeed, Inc.(c)	15,971	519,856

		7,469,134

		12,252,915

Technology Hardware & Equipment – 1.4%
Communications Equipment – 0.1%
Motorola Solutions, Inc.	3,972	1,269,054

Electronic Components – 0.1%
Samsung SDI Co., Ltd.	999	277,246
Shoals Technologies Group, Inc. - Class A(c)	38,171	502,712

		779,958

Electronic Equipment & Instruments – 0.1%
Itron, Inc.(c)	8,184	590,394
Landis+Gyr Group AG	759	62,235

		652,629

Technology Distributors – 0.1%
CDW Corp./DE	2,159	489,488

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	35,076	6,468,015
NetApp, Inc.	13,936	1,215,219

		7,683,234

		10,874,363

Pharmaceuticals & Biotechnology – 1.2%
Biotechnology – 0.6%
AbbVie, Inc.	7,017	1,153,595
Amgen, Inc.	2,819	885,899
Gilead Sciences, Inc.	5,735	448,821
Incyte Corp.(c)	9,028	530,575
Neurocrine Biosciences, Inc.(c)	4,003	559,499
United Therapeutics Corp.(c)	2,420	519,768
Vertex Pharmaceuticals, Inc.(c)	1,722	746,280

		4,844,437

Pharmaceuticals – 0.6%
Eli Lilly & Co.	3,551	2,292,561
Jazz Pharmaceuticals PLC(c)	1,087	133,397
Novo Nordisk A/S - Class B	17,754	2,029,360

		4,455,318

		9,299,755

Company	Shares	U.S. $ Value

Media & Entertainment – 1.1%
Broadcasting – 0.1%
Fox Corp. - Class B	40,635	$1,219,457

Interactive Home Entertainment – 0.2%
Electronic Arts, Inc.	8,973	1,234,505

Interactive Media & Services – 0.7%
Alphabet, Inc. - Class A(c)	12,392	1,736,119
Alphabet, Inc. - Class C(c)	10,860	1,539,948
Meta Platforms, Inc. - Class A(c)	4,421	1,724,809

		5,000,876

Movies & Entertainment – 0.1%
Live Nation Entertainment, Inc.(c)	5,852	519,950

		7,974,788

Consumer Discretionary Distribution & Retail – 1.0%
Apparel Retail – 0.2%
Industria de Diseno Textil SA	29,982	1,281,952

Broadline Retail – 0.4%
Amazon.com, Inc.(c)	19,243	2,986,514
Next PLC	2,282	243,618

		3,230,132

Broadline Retail – 0.2%
MercadoLibre, Inc.(c)	816	1,396,837

Home Improvement Retail – 0.2%
Home Depot, Inc. (The)	5,367	1,894,336

		7,803,257

Financial Services – 1.0%
Asset Management & Custody Banks – 0.2%
Ameriprise Financial, Inc.	3,369	1,303,230
Ares Management Corp. - Class A	688	83,578

		1,386,808

Consumer Finance – 0.0%
Synchrony Financial	9,388	364,912

Diversified Capital Markets – 0.2%
UBS Group AG (REG)	47,037	1,407,940

Financial Exchanges & Data – 0.2%
Moody’s Corp.	3,321	1,301,965

Transaction & Payment Processing Services – 0.4%
Mastercard, Inc. - Class A	4,504	2,023,332
Visa, Inc. - Class A	3,578	977,724

		3,001,056

		7,462,681

Insurance – 0.9%
Life & Health Insurance – 0.6%
iA Financial Corp., Inc.	13,323	905,740
Japan Post Holdings Co., Ltd.	132,400	1,267,423

Company	Shares	U.S. $ Value

Japan Post Insurance Co., Ltd.	64,500	$1,207,561
Legal & General Group PLC	167,993	540,340
Manulife Financial Corp.	21,849	482,988
Sun Life Financial, Inc.	4,511	233,829

		4,637,881

Property & Casualty Insurance – 0.1%
Erie Indemnity Co. - Class A	1,362	471,020

Reinsurance – 0.2%
Everest Group Ltd.	3,216	1,238,063
Swiss Re AG	4,488	513,878

		1,751,941

		6,860,842

Health Care Equipment & Services – 0.9%
Health Care Distributors – 0.2%
Cardinal Health, Inc.	11,297	1,233,519
Cencora, Inc.	1,040	241,987
McKesson Corp.	684	341,925

		1,817,431

Health Care Equipment – 0.5%
Demant A/S(c)	3,353	151,887
GE Healthcare, Inc.	13,296	975,395
IDEXX Laboratories, Inc.(c)	2,419	1,245,978
Sonova Holding AG (REG)	3,688	1,178,672

		3,551,932

Health Care Services – 0.0%
ABIOMED, Inc. (CVR)(c) (d) (e)	1,321	1,348

Managed Health Care – 0.2%
Humana, Inc.	784	296,399
Molina Healthcare, Inc.(c)	3,096	1,103,538

		1,399,937

		6,770,648

Commercial & Professional Services – 0.9%
Commercial Printing – 0.1%
TOPPAN Holdings, Inc.	41,900	1,154,950

Diversified Support Services – 0.1%
Cintas Corp.	1,356	819,797

Environmental & Facilities Services – 0.3%
Casella Waste Systems, Inc. - Class A(c)	5,289	451,363
Clean Harbors, Inc.(c)	3,718	624,475
Rollins, Inc.	26,963	1,167,768

		2,243,606

Human Resource & Employment Services – 0.2%
Automatic Data Processing, Inc.	185	45,470
Robert Half, Inc.	14,582	1,159,852

		1,205,322

Company	Shares	U.S. $ Value

Research & Consulting Services – 0.2%
Verisk Analytics, Inc.	5,150	$1,243,879

		6,667,554

Food Beverage & Tobacco – 0.8%
Agricultural Products & Services – 0.2%
Darling Ingredients, Inc.(c)	24,689	1,069,034

Brewers – 0.1%
Heineken Holding NV	12,438	1,043,643

Packaged Foods & Meats – 0.5%
Associated British Foods PLC	11,207	331,944
Beyond Meat, Inc.(a) (c)	67,944	449,789
Kerry Group PLC - Class A	1,138	101,435
Lamb Weston Holdings, Inc.	10,794	1,105,737
Maple Leaf Foods, Inc.(a)	40,589	774,073
Mowi ASA	43,202	777,650

		3,540,628

		5,653,305

Consumer Services – 0.7%
Casinos & Gaming – 0.0%
La Francaise des Jeux SAEM	5,337	216,328

Hotels, Resorts & Cruise Lines – 0.7%
Airbnb, Inc. - Class A(c)	9,537	1,374,663
Booking Holdings, Inc.(c)	409	1,434,555
Expedia Group, Inc.(c)	8,232	1,221,053
Hyatt Hotels Corp. - Class A	9,430	1,210,529

		5,240,800

		5,457,128

Banks – 0.6%
Diversified Banks – 0.6%
Banco Bilbao Vizcaya Argentaria SA	143,608	1,344,090
First Citizens BancShares, Inc./NC - Class A	854	1,289,540
Skandinaviska Enskilda Banken AB - Class A	90,863	1,290,449
UniCredit SpA	31,875	933,684

		4,857,763

Automobiles & Components – 0.6%
Automobile Manufacturers – 0.6%
BYD Co., Ltd. - Class H	18,500	414,218
Li Auto, Inc. - Class A(c)	52,400	724,321
Lucid Group, Inc.(a) (c)	157,312	531,714
Nissan Motor Co., Ltd.	307,500	1,207,191
Rivian Automotive, Inc. - Class A(c)	27,260	417,351
Tesla, Inc.(c)	6,260	1,172,436

		4,467,231

Consumer Durables & Apparel – 0.6%
Apparel, Accessories & Luxury Goods – 0.3%
Lululemon Athletica, Inc.(c)	2,045	928,062

Company	Shares	U.S. $ Value

Pandora A/S	8,194	$1,197,282

		2,125,344

Consumer Electronics – 0.1%
Panasonic Holdings Corp.	32,000	301,401

Footwear – 0.0%
Deckers Outdoor Corp.(c)	267	201,246

Homebuilding – 0.2%
Desarrolladora Homex SAB de CV(c)	1,590	1
PulteGroup, Inc.	15,520	1,622,771
Urbi Desarrollos Urbanos SAB de CV(c)	9	4

		1,622,776

		4,250,767

Consumer Staples Distribution & Retail – 0.4%
Consumer Staples Merchandise Retail – 0.0%
Costco Wholesale Corp.	477	331,458

Food Distributors – 0.2%
Sysco Corp.	16,073	1,300,788

Food Retail – 0.2%
J Sainsbury PLC	321,471	1,097,553

		2,729,799

Transportation – 0.3%
Airport Services – 0.2%
Aena SME SA	6,709	1,186,870

Cargo Ground Transportation – 0.1%
Old Dominion Freight Line, Inc.	2,191	856,725

Rail Transportation – 0.0%
MTR Corp., Ltd.	85,000	276,531

		2,320,126

Telecommunication Services – 0.3%
Integrated Telecommunication Services – 0.1%
Sirius XM Holdings, Inc.(a)	184,329	938,235

Wireless Telecommunication Services – 0.2%
SoftBank Corp.	83,500	1,109,368

		2,047,603

Household & Personal Products – 0.1%
Household Products – 0.1%
Kimberly-Clark Corp.	7,701	931,590

Total Common Stocks (cost $479,676,947)		520,840,228

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares MSCI Global Metals & Mining Producers ETF(a) (g) (cost $6,679,648)	156,590	6,338,763

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Constellation Software, Inc., expiring 03/31/2040(a) (c) (d) (e) (cost $0)	421	$0

SHORT-TERM INVESTMENTS – 26.6%
Investment Companies – 26.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(g) (h) (i) (cost $198,777,809)	198,777,809	198,777,809

Total Investments Before Security Lending Collateral for Securities Loaned – 97.2% (cost $685,134,404)		725,956,800

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(g) (h) (i) (cost $8,441,736)	8,441,736	8,441,736

Total Investments – 98.3% (cost $693,576,140)(j)		734,398,536
Other assets less liabilities – 1.7%		12,348,770

Net Assets – 100.0%		$746,747,306

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	193	March 2024	$15,492,110	$417,326
Coffee Robusta Futures	58	March 2024	1,916,900	389,775
Coffee ‘C’ Futures	98	May 2024	7,017,413	869,827
Copper Futures	125	March 2024	12,206,250	219,323
Corn Futures	414	May 2024	9,490,950	(671,120)
Cotton No.2 Futures	93	May 2024	4,018,065	150,649
Euro STOXX 50 Index Futures	40	March 2024	2,016,587	4,262
FTSE 100 Index Futures	5	March 2024	483,412	(292)
Gasoline RBOB Futures	40	February 2024	3,748,416	(11,382)
Gold 100 OZ Futures	188	April 2024	38,867,120	326,637
KC HRW Wheat Futures	97	May 2024	3,008,213	(195,911)
Lean Hogs Futures	129	February 2024	3,939,660	(108,649)
Live Cattle Futures	80	April 2024	5,782,400	(31,507)
LME Lead Futures	29	March 2024	1,587,257	108,356
LME Nickel Futures	30	March 2024	2,907,360	19,535
LME Primary Aluminum Futures	174	March 2024	9,852,402	(18,965)
LME Zinc Futures	70	March 2024	4,408,863	(30,211)
Low SU Gasoil Futures	75	March 2024	6,277,500	96,865
MSCI Emerging Markets Futures	113	March 2024	5,541,520	(15,393)
Natural Gas Futures	412	February 2024	8,652,000	(4,954,907)
NY Harbor ULSD Futures	42	February 2024	4,913,093	(56,767)
S&P 500 E-Mini Futures	38	March 2024	9,253,950	(88,793)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index Futures	2	March 2024	$378,088	$ (1,432)
Silver Futures	79	March 2024	9,151,755	(464,082)
Soybean Futures	173	May 2024	10,663,288	(1,051,229)
Soybean Meal Futures	158	May 2024	5,752,780	(510,099)
Soybean Oil Futures	207	May 2024	5,780,268	(356,545)
SPI 200 Futures	4	March 2024	501,419	6,488
Sugar 11 (World) Futures	260	April 2024	6,770,400	(886,115)
TOPIX Index Futures	5	March 2024	867,475	18,865
Wheat (CBT) Futures	156	May 2024	4,720,950	(34,122)
WTI Crude Futures	218	February 2024	16,535,300	(987,533)
Sold Contracts
Bloomberg Commodity Index Futures	2,821	March 2024	27,803,776	89,947
LME Lead Futures	2	March 2024	109,466	(2,585)
LME Nickel Futures	2	March 2024	193,824	(2,970)
LME Primary Aluminum Futures	14	March 2024	792,722	(42,716)
LME Zinc Futures	6	March 2024	377,903	(8,846)

				$ (7,814,316)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	17,309	USD	3,494	02/02/2024	$635
Bank of America, NA	USD	3,501	BRL	17,309	02/02/2024	(7,703)
Bank of America, NA	ZAR	52,878	USD	2,875	02/07/2024	52,087
Bank of America, NA	NOK	53,059	USD	5,108	02/16/2024	61,299
Bank of America, NA	SEK	40,424	USD	3,944	02/16/2024	57,442
Bank of America, NA	SEK	34,704	USD	3,328	02/16/2024	(8,387)
Bank of America, NA	USD	9,322	NOK	101,585	02/16/2024	340,611
Bank of America, NA	CZK	16,116	USD	712	02/22/2024	10,743
Bank of America, NA	HUF	1,097,109	USD	3,152	02/22/2024	68,978
Bank of America, NA	PLN	17,463	USD	4,347	02/22/2024	(13,375)
Bank of America, NA	USD	3,544	CZK	80,737	02/22/2024	(31,938)
Bank of America, NA	TWD	258,464	USD	8,371	02/26/2024	86,014
Bank of America, NA	TWD	342,211	USD	10,893	02/26/2024	(76,568)
Bank of America, NA	USD	4,676	TWD	146,064	02/26/2024	5,688
Bank of America, NA	USD	7,561	TWD	232,878	02/26/2024	(96,290)
Bank of America, NA	BRL	7,884	USD	1,600	03/04/2024	12,335
Bank of America, NA	NZD	5,398	USD	3,367	03/07/2024	67,576
Bank of America, NA	USD	2,408	NZD	3,926	03/07/2024	(8,094)
Bank of America, NA	JPY	1,546,872	USD	10,781	03/08/2024	213,522
Bank of America, NA	JPY	134,267	USD	913	03/08/2024	(3,861)
Bank of America, NA	INR	343,469	USD	4,126	03/14/2024	(2,105)
Bank of America, NA	USD	5,411	INR	452,402	03/14/2024	26,039
Bank of America, NA	CAD	10,918	USD	8,172	03/15/2024	46,586
Bank of America, NA	COP	11,890,396	USD	2,984	03/15/2024	(46,476)
Bank of America, NA	MXN	13,318	USD	762	03/15/2024	(6,872)
Bank of America, NA	PEN	15,887	USD	4,273	03/15/2024	101,206
Bank of America, NA	USD	4,673	CAD	6,253	03/15/2024	(19,597)
Bank of America, NA	USD	8,230	KRW	10,804,529	04/18/2024	(98,699)
Bank of America, NA	GBP	2,967	USD	3,783	04/19/2024	20,920
Bank of America, NA	USD	4,464	IDR	70,434,193	04/25/2024	(6,057)
Bank of America, NA	USD	397	PHP	22,339	04/25/2024	256
Bank of America, NA	USD	1,357	PHP	76,278	04/25/2024	(1,587)
Barclays Bank PLC	BRL	30,288	USD	6,130	02/02/2024	16,596
Barclays Bank PLC	USD	6,166	BRL	30,288	02/02/2024	(52,921)
Barclays Bank PLC	USD	9,890	ZAR	188,936	02/07/2024	197,353
Barclays Bank PLC	CHF	2,284	USD	2,631	02/15/2024	(19,181)
Barclays Bank PLC	NOK	100,344	USD	9,587	02/16/2024	42,731
Barclays Bank PLC	SEK	27,226	USD	2,606	02/16/2024	(12,080)
Barclays Bank PLC	USD	1,459	NOK	15,857	02/16/2024	48,979

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	1,620	SEK	16,869	02/16/2024	$2,310
Barclays Bank PLC	USD	19,274	SEK	197,414	02/16/2024	(292,981)
Barclays Bank PLC	HUF	997,646	USD	2,845	02/22/2024	42,090
Barclays Bank PLC	PLN	2,489	USD	614	02/22/2024	(7,639)
Barclays Bank PLC	USD	5,939	PLN	23,482	02/22/2024	(76,287)
Barclays Bank PLC	TWD	39,628	USD	1,281	02/26/2024	11,038
Barclays Bank PLC	USD	892	TWD	27,760	02/26/2024	(2,453)
Barclays Bank PLC	CNH	116,710	USD	16,343	03/07/2024	75,832
Barclays Bank PLC	USD	3,833	NZD	6,311	03/07/2024	24,381
Barclays Bank PLC	USD	1,763	NZD	2,879	03/07/2024	(2,939)
Barclays Bank PLC	USD	5,845	JPY	847,298	03/08/2024	(56,769)
Barclays Bank PLC	MYR	46,035	USD	9,929	03/11/2024	149,174
Barclays Bank PLC	USD	13,308	MYR	62,751	03/11/2024	23,606
Barclays Bank PLC	USD	686	ILS	2,563	03/13/2024	17,330
Barclays Bank PLC	USD	9,299	EUR	8,485	03/14/2024	(113,826)
Barclays Bank PLC	USD	8,515	INR	709,950	03/14/2024	16,515
Barclays Bank PLC	PEN	4,652	USD	1,253	03/15/2024	31,073
Barclays Bank PLC	USD	2,644	CAD	3,568	03/15/2024	11,301
Barclays Bank PLC	USD	4,127	CAD	5,514	03/15/2024	(23,243)
Barclays Bank PLC	USD	1,644	CLP	1,512,564	03/15/2024	(22,263)
Barclays Bank PLC	USD	1,852	COP	7,304,866	03/15/2024	9,872
Barclays Bank PLC	USD	14,893	MXN	257,664	03/15/2024	(26,388)
Barclays Bank PLC	USD	2,457	KRW	3,248,230	04/18/2024	(12,840)
Barclays Bank PLC	GBP	3,275	USD	4,166	04/19/2024	13,751
Barclays Bank PLC	PHP	238,302	USD	4,221	04/25/2024	(14,199)
Barclays Bank PLC	USD	16,639	IDR	260,290,967	04/25/2024	(163,258)
Barclays Bank PLC	USD	3,357	PHP	187,523	04/25/2024	(23,673)
BNP Paribas SA	USD	1,210	CNH	8,661	03/07/2024	(2,747)
BNP Paribas SA	CAD	9,990	USD	7,414	03/15/2024	(20,530)
Brown Brothers Harriman & Co.	USD	2,320	JPY	342,045	03/08/2024	16,586
Citibank, NA	USD	2,323	CHF	2,020	02/15/2024	21,506
Citibank, NA	USD	1,076	NOK	11,322	02/16/2024	1,073
Citibank, NA	USD	920	JPY	134,267	03/08/2024	(2,966)
Deutsche Bank AG	ZAR	49,628	USD	2,587	02/07/2024	(62,747)
Deutsche Bank AG	CHF	882	USD	1,028	02/15/2024	3,915
Deutsche Bank AG	USD	2,098	CHF	1,801	02/15/2024	(7,990)
Deutsche Bank AG	SEK	6,423	USD	628	02/16/2024	10,559
Deutsche Bank AG	SEK	26,727	USD	2,550	02/16/2024	(19,850)
Deutsche Bank AG	USD	670	SEK	6,695	02/16/2024	(26,684)
Deutsche Bank AG	CZK	29,240	USD	1,309	02/22/2024	36,910
Deutsche Bank AG	HUF	569,293	USD	1,601	02/22/2024	1,091
Deutsche Bank AG	HUF	726,415	USD	2,033	02/22/2024	(8,020)
Deutsche Bank AG	USD	846	CZK	19,432	02/22/2024	(936)
Deutsche Bank AG	USD	530	PLN	2,138	02/22/2024	3,643
Deutsche Bank AG	USD	1,161	PLN	4,576	02/22/2024	(18,327)
Deutsche Bank AG	USD	4,193	TWD	130,580	02/26/2024	(7,093)
Deutsche Bank AG	USD	2,061	CNH	14,841	03/07/2024	7,305
Deutsche Bank AG	USD	2,468	CNH	17,600	03/07/2024	(14,849)
Deutsche Bank AG	EUR	4,296	USD	4,663	03/14/2024	12,573
Deutsche Bank AG	USD	2,451	INR	204,039	03/14/2024	985
Deutsche Bank AG	MXN	36,230	USD	2,103	03/15/2024	12,747
Deutsche Bank AG	MXN	11,919	USD	688	03/15/2024	(27)
Deutsche Bank AG	USD	1,623	COP	6,492,724	03/15/2024	32,015
Deutsche Bank AG	IDR	150,152,341	USD	9,634	04/25/2024	130,159
Deutsche Bank AG	USD	6,224	PHP	350,728	04/25/2024	9,872
Goldman Sachs Bank USA	BRL	4,107	USD	829	02/02/2024	151
Goldman Sachs Bank USA	USD	836	BRL	4,107	02/02/2024	(6,701)
Goldman Sachs Bank USA	ZAR	17,723	USD	966	02/07/2024	19,998
Goldman Sachs Bank USA	CHF	984	USD	1,122	02/15/2024	(20,256)
Goldman Sachs Bank USA	SEK	42,598	USD	4,073	02/16/2024	(22,639)
Goldman Sachs Bank USA	USD	4,317	SEK	43,719	02/16/2024	(113,839)
Goldman Sachs Bank USA	PLN	2,167	USD	543	02/22/2024	1,917
Goldman Sachs Bank USA	BRL	4,107	USD	833	03/04/2024	6,578
Goldman Sachs Bank USA	JPY	1,276,553	USD	8,847	03/08/2024	126,193
Goldman Sachs Bank USA	USD	3,367	JPY	496,069	03/08/2024	22,455
Goldman Sachs Bank USA	USD	2,456	JPY	354,303	03/08/2024	(35,024)
Goldman Sachs Bank USA	EUR	2,597	USD	2,851	03/14/2024	39,632
Goldman Sachs Bank USA	USD	15,101	EUR	13,749	03/14/2024	(216,753)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	667	COP	2,667,227	03/15/2024	$13,039
Goldman Sachs Bank USA	KRW	1,007,580	USD	756	04/18/2024	(2,351)
HSBC Bank USA	PLN	2,298	USD	567	02/22/2024	(6,585)
JPMorgan Chase Bank, NA	CHF	3,897	USD	4,545	02/15/2024	23,259
JPMorgan Chase Bank, NA	NOK	28,142	USD	2,738	02/16/2024	61,560
JPMorgan Chase Bank, NA	SEK	23,662	USD	2,313	02/16/2024	38,458
JPMorgan Chase Bank, NA	CZK	199,154	USD	8,929	02/22/2024	266,280
JPMorgan Chase Bank, NA	USD	3,313	HUF	1,163,152	02/22/2024	(44,544)
JPMorgan Chase Bank, NA	USD	510	TWD	15,786	02/26/2024	(4,348)
JPMorgan Chase Bank, NA	CNH	9,615	USD	1,341	03/07/2024	895
JPMorgan Chase Bank, NA	USD	670	JPY	98,411	03/08/2024	2,156
JPMorgan Chase Bank, NA	EUR	1,734	USD	1,892	03/14/2024	14,616
JPMorgan Chase Bank, NA	USD	2,877	EUR	2,646	03/14/2024	(12,902)
JPMorgan Chase Bank, NA	USD	6,795	INR	567,380	03/14/2024	23,554
JPMorgan Chase Bank, NA	USD	1,077	COP	4,273,458	03/15/2024	12,481
JPMorgan Chase Bank, NA	USD	1,516	PEN	5,687	03/15/2024	(22,982)
JPMorgan Chase Bank, NA	USD	4,400	AUD	6,685	04/18/2024	(4,081)
JPMorgan Chase Bank, NA	USD	1,070	PHP	59,916	04/25/2024	(4,577)
Morgan Stanley Capital Services, Inc.	BRL	27,732	USD	5,671	02/02/2024	73,079
Morgan Stanley Capital Services, Inc.	USD	5,598	BRL	27,732	02/02/2024	(1,017)
Morgan Stanley Capital Services, Inc.	USD	1,071	ZAR	20,163	02/07/2024	5,717
Morgan Stanley Capital Services, Inc.	ZAR	34,720	USD	1,833	02/07/2024	(20,785)
Morgan Stanley Capital Services, Inc.	CHF	1,715	USD	1,983	02/15/2024	(7,434)
Morgan Stanley Capital Services, Inc.	DKK	13,713	USD	1,992	02/16/2024	2,598
Morgan Stanley Capital Services, Inc.	NOK	37,927	USD	3,633	02/16/2024	25,328
Morgan Stanley Capital Services, Inc.	NOK	6,495	USD	595	02/16/2024	(22,756)
Morgan Stanley Capital Services, Inc.	SEK	25,819	USD	2,478	02/16/2024	(4,083)
Morgan Stanley Capital Services, Inc.	HUF	184,742	USD	528	02/22/2024	8,458
Morgan Stanley Capital Services, Inc.	PLN	8,627	USD	2,164	02/22/2024	10,268
Morgan Stanley Capital Services, Inc.	PLN	3,249	USD	806	02/22/2024	(5,392)
Morgan Stanley Capital Services, Inc.	USD	2,315	CZK	52,693	02/22/2024	(22,916)
Morgan Stanley Capital Services, Inc.	USD	3,007	HUF	1,055,743	02/22/2024	(40,433)
Morgan Stanley Capital Services, Inc.	CNH	6,358	USD	889	03/07/2024	3,058
Morgan Stanley Capital Services, Inc.	CNH	12,204	USD	1,698	03/07/2024	(2,961)
Morgan Stanley Capital Services, Inc.	NZD	22,767	USD	14,217	03/07/2024	300,216
Morgan Stanley Capital Services, Inc.	USD	1,031	NZD	1,652	03/07/2024	(21,228)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	JPY	218,338	USD	1,487	03/08/2024	$ (4,145)
Morgan Stanley Capital Services, Inc.	USD	398	MYR	1,874	03/11/2024	89
Morgan Stanley Capital Services, Inc.	INR	902,918	USD	10,842	03/14/2024	(9,333)
Morgan Stanley Capital Services, Inc.	USD	611	INR	51,003	03/14/2024	1,773
Morgan Stanley Capital Services, Inc.	CLP	10,737,108	USD	11,664	03/15/2024	153,433
Morgan Stanley Capital Services, Inc.	MXN	10,157	USD	587	03/15/2024	1,135
Morgan Stanley Capital Services, Inc.	MXN	32,438	USD	1,867	03/15/2024	(4,201)
Morgan Stanley Capital Services, Inc.	PEN	18,452	USD	4,966	03/15/2024	120,484
Morgan Stanley Capital Services, Inc.	USD	7,420	CAD	9,990	03/15/2024	14,880
Morgan Stanley Capital Services, Inc.	USD	2,296	CLP	2,090,817	03/15/2024	(54,965)
Morgan Stanley Capital Services, Inc.	KRW	3,258,262	USD	2,443	04/18/2024	(8,987)
Morgan Stanley Capital Services, Inc.	USD	6,241	GBP	4,925	04/19/2024	3,490
Morgan Stanley Capital Services, Inc.	USD	658	GBP	517	04/19/2024	(2,410)
Morgan Stanley Capital Services, Inc.	IDR	14,177,043	USD	901	04/25/2024	3,398
Morgan Stanley Capital Services, Inc.	PHP	351,658	USD	6,259	04/25/2024	8,986
Morgan Stanley Capital Services, Inc.	USD	409	IDR	6,420,808	04/25/2024	(2,798)
NatWest Markets PLC	EUR	1,939	USD	2,133	03/14/2024	34,027
State Street Bank & Trust Co.	CHF	605	USD	699	02/15/2024	(3,301)
State Street Bank & Trust Co.	SEK	4,785	USD	458	02/16/2024	(2,083)
State Street Bank & Trust Co.	USD	495	NOK	5,119	02/16/2024	(7,811)
State Street Bank & Trust Co.	PLN	1,651	USD	411	02/22/2024	(1,514)
State Street Bank & Trust Co.	USD	455	HUF	160,082	02/22/2024	(5,485)
State Street Bank & Trust Co.	NZD	484	USD	302	03/07/2024	6,085
State Street Bank & Trust Co.	THB	115,574	USD	3,308	03/07/2024	42,030
State Street Bank & Trust Co.	THB	87,556	USD	2,464	03/07/2024	(9,956)
State Street Bank & Trust Co.	USD	508	THB	18,063	03/07/2024	2,161
State Street Bank & Trust Co.	USD	7,718	THB	267,637	03/07/2024	(154,551)
State Street Bank & Trust Co.	JPY	134,070	USD	910	03/08/2024	(5,970)
State Street Bank & Trust Co.	USD	1,283	JPY	189,149	03/08/2024	9,250
State Street Bank & Trust Co.	USD	13	EUR	12	03/14/2024	(39)
State Street Bank & Trust Co.	USD	810	HKD	6,310	03/14/2024	(2,249)
State Street Bank & Trust Co.	CAD	115	USD	86	03/15/2024	420
State Street Bank & Trust Co.	USD	173	SGD	232	03/15/2024	(87)
State Street Bank & Trust Co.	AUD	1,974	USD	1,301	04/18/2024	2,358
State Street Bank & Trust Co.	USD	688	AUD	1,044	04/18/2024	(1,725)
State Street Bank & Trust Co.	USD	964	GBP	761	04/19/2024	803
UBS AG	CHF	1,211	USD	1,396	02/15/2024	(9,326)

						$1,212,716

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	$2,607,620	$—	$2,607,620
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI#	Maturity	426,293	—	426,293

							$3,033,913	$—	$3,033,913

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MLABGLIN(1)	SOFR plus 0.25%	Quarterly	USD	44,650	04/15/2024	$ (665,927)
Citibank, NA
Bloomberg Commodity Index	0.00%	Maturity	USD	8,283	03/15/2024	136,114
Merrill Lynch International
Bloomberg Commodity Index	0.00%	Maturity	USD	22,430	03/15/2024	(166,808)
Pay Total Return on Reference Obligation
Bank of America, NA
FTSE EPRA/NAREIT Developed Real Estate Index	FedFundEffective plus 0.40%	Quarterly	USD	14,072	09/16/2024	32,648
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.48%	Quarterly	USD	25,910	09/16/2024	960,052
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.42%	Quarterly	USD	7,385	02/18/2025	22,162

						$ 318,241

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $2,682,793 or 0.4% of net assets.

(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
LUKOIL PJSC	01/07/2021-08/19/2022	$1,631,127	$0	0.00%

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,187,960 and gross unrealized depreciation of investments was $(37,615,010), resulting in net unrealized appreciation of $37,572,950.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Right

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of January 31, 2024.

Security Description	Shares	Current Notional	Percent of Basket’s Value
Enbridge, Inc.	74,371	USD 3,032,638	6.8%
American Tower Corp.	12,576	2,809,435	5.8%
Vinci SA	22,369	2,518,232	5.5%
National Grid PLC	1,486	1,940,023	4.3%
TC Energy Corp.	37,342	1,602,358	3.6%
Crown Castle, Inc.	9,412	1,394,045	3.0%
Sempra	16,394	1,314,231	2.8%
Williams Cos., Inc. (The)	36,915	1,190,130	2.8%
ONEOK, Inc.	16,640	1,139,534	2.7%
Transurban Group	123,912	1,131,207	2.6%
Energy Transfer LP	84,224	1,118,495	2.6%
Cheniere Energy, Inc.	7,276	1,111,697	2.5%
Enterprise Products Partners LP	41,707	1,067,711	2.5%
PG&E Corp.	66,709	1,060,673	2.4%
Exelon Corp.	23,700	999,906	2.3%
Kinder Morgan, Inc.	51,895	949,677	2.1%
Cellnex Telecom SA	23,008	896,719	2.1%
Consolidated Edison, Inc.	9,219	878,665	1.9%
Fortis, Inc. (Canada)	19,268	788,425	1.8%
Edison International	11,084	763,681	1.7%
SBA Communications Corp.	2,546	757,650	1.6%
Pembina Pipeline Corp.	20,924	739,367	1.6%
Ferrovial SE	24,748	726,908	1.6%
American Water Works Co., Inc.	4,575	715,988	1.5%
Eversource Energy	7,449	613,264	1.3%
Targa Resources Corp.	7,075	530,752	1.3%
Aena SME SA	3,474	518,873	1.1%
CenterPoint Energy, Inc.	16,736	504,090	1.1%
Atmos Energy Corp.	4,065	477,769	1.1%
Terna - Rete Elettrica Naziona	57,470	452,716	1.1%
Snam SpA	80,570	409,063	0.9%
Hydro One Ltd.	13,540	368,697	0.9%
Tokyo Gas Co., Ltd.	19,483	362,409	0.9%
MPLX LP	10,132	353,794	0.9%
United Utilities Group PLC	262	353,015	0.8%
Severn Trent PLC	97	346,925	0.8%
Hong Kong & China Gas Co., Ltd.	320,803	322,557	0.7%
NiSource, Inc.	11,094	307,846	0.7%
APA Group	41,638	290,662	0.6%
Auckland International Airport Ltd.	54,310	284,162	0.6%
Brookfield Infrastructure Partners LP	7,830	276,728	0.6%
Grupo Aeroportuario del Pacifico SAB de CV	1,530	264,020	0.6%
Essential Utilities, Inc.	5,602	261,780	0.6%
Redeia Corporacion SA	14,756	260,312	0.6%
Getlink SE	13,605	229,501	0.5%
Keyera Corp.	9,515	216,137	0.5%
ENN Energy Holdings Ltd.	14,182	214,080	0.5%
Naturgy Energy Group SA	7,578	214,014	0.5%

Grupo Aeroportuario del Sureste	755	205,332	0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	18,217	200,564	0.4%
Other Long	2,600,577	5,272,892	11.8%

COUNTRY BREAKDOWN1

January 31, 2024 (unaudited)

43.1%	United States
4.5%	United Kingdom
4.3%	Japan
3.1%	Canada
2.9%	Australia
2.1%	France
1.5%	Spain
1.2%	Germany
1.2%	Italy
1.1%	China
1.1%	Hong Kong
1.1%	Singapore
0.9%	Sweden
4.5%	Other
27.4%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Austria, Belgium, Brazil, Chile, Denmark, Finland, Ireland, Luxembourg, Mexico, Netherlands, Norway, Russia, South Africa, South Korea and Switzerland.

All Market Real Return Portfolio

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$148,608,883	$43,822,276	$—		$192,431,159
Energy	40,166,507	33,682,181	0	(a)	73,848,688

Materials	23,055,269	31,151,953	0	(a)	54,207,222
Real Estate Management & Development	469,779	32,819,553	—		33,289,332
Capital Goods	18,311,221	12,054,647	—		30,365,868
Software & Services	15,123,419	—	—		15,123,419
Utilities	5,874,466	7,017,959	—		12,892,425
Semiconductors & Semiconductor Equipment	8,793,492	3,459,423	—		12,252,915
Technology Hardware & Equipment	10,534,882	339,481	—		10,874,363
Pharmaceuticals & Biotechnology	7,270,395	2,029,360	—		9,299,755
Media & Entertainment	7,974,788	—	—		7,974,788
Consumer Discretionary Distribution & Retail	6,277,687	1,525,570	—		7,803,257
Financial Services	6,054,741	1,407,940	—		7,462,681
Insurance	3,331,640	3,529,202	—		6,860,842
Health Care Equipment & Services	5,438,741	1,330,559	1,348		6,770,648
Commercial & Professional Services	5,512,604	1,154,950	—		6,667,554
Food Beverage & Tobacco	3,398,633	2,254,672	—		5,653,305
Consumer Services	5,240,800	216,328	—		5,457,128
Banks	1,289,540	3,568,223	—		4,857,763
Automobiles & Components	2,121,501	2,345,730	—		4,467,231
Consumer Durables & Apparel	2,752,084	1,498,683	—		4,250,767
Consumer Staples Distribution & Retail	1,632,246	1,097,553	—		2,729,799
Transportation	856,725	1,463,401	—		2,320,126
Telecommunication Services	938,235	1,109,368	—		2,047,603
Household & Personal Products	931,590	—	—		931,590
Investment Companies	6,338,763	—	—		6,338,763
Warrants	—	—	0	(a)	—
Short-Term Investments	198,777,809	—	—		198,777,809
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,441,736	—	—		8,441,736

Total Investments in Securities	545,518,176	188,879,012	1,348	(a)	734,398,536
Other Financial Instruments(b):
Assets:
Futures	2,717,855	—	—		2,717,855
Forward Currency Exchange Contracts	—	3,713,554	—		3,713,554
Inflation (CPI) Swaps	—	3,033,913	—		3,033,913
Total Return Swaps	—	1,150,976	—		1,150,976
Liabilities:
Futures	(10,532,171)	—	—		(10,532,171)
Forward Currency Exchange Contracts	—	(2,500,838)	—		(2,500,838)
Total Return Swaps	—	(832,735)	—		(832,735)

Total	$537,703,860	$193,443,882	$1,348	(a)	$731,149,090

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$278,916	$112,191	$192,329	$198,778	$2,829
Government Money Market Portfolio*	8,078	28,084	27,720	8,442	130
Total	$286,994	$140,275	$220,049	$207,220	$2,959

*	Investments of cash collateral for securities lending transactions.